Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity

NOTE 12 - STOCKHOLDERS’ EQUITY

Capital Structure

On March 28, 2014, in connection with the Reincorporation (see Note 1), all share and per share values for all periods presented in the accompanying condensed consolidated financial statements are retroactively restated for the effect of the Reincorporation.

On March 5, 2016, the Company shareholders voted in favor of an amendment to its Articles of Incorporation to increase the total number of shares of authorized capital stock to 800,000,000 shares consisting of (i) 750,000,000 shares of common stock and (ii) 50,000,000 shares of preferred stock from 220,000,000 shares consisting of (i) 200,000,000 shares of common stock and (ii) 20,000,000 shares of preferred stock.

Effective March 8, 2018, we conducted a reverse split of our common stock at a ratio of 1 for 150. All share and per share information in the accompanying condensed consolidated financial statements and footnotes has been retroactively restated to reflect the reverse split.

On July 24, 2019, the Company filed a Certificate of Change (the “Certificate of Change”) with the Nevada Secretary of State. The Certificate of Change provides for (i) a 1-for-15 reverse split (the “Reverse Split”) of the Company’s common stock, $0.0001 par value per share, and the Company’s preferred stock, $0.0001 par value per share, (ii) a reduction in the number of authorized shares of common stock in direct proportion to the Reverse Split (i.e. from 750,000,000 shares to 50,000,000 shares), and (iii) a reduction in the number of authorized shares of preferred stock in direct proportion to the Reverse Split (i.e. from 50,000,000 shares to 3,333,333 shares). No fractional shares will be issued in connection with the Reverse Split. Stockholders who otherwise would be entitled to receive fractional shares of common stock or preferred stock, as the case may be, will have the number of post-Reverse Split shares to which they are entitled rounded up to the nearest whole number of shares. No stockholders will receive cash in lieu of fractional shares. The Reverse Split was approved by FINRA on August 19, 2019.

The authorized capital of the Company consists of 50,000,000 shares of common stock, par value $0.0001 per share and 3,333,333 shares of preferred stock, par value $0.0001 per share, as of March 31, 2021.

Preferred Stock

As of March 31, 2021, there were 3,333,333 shares of Preferred Stock authorized.

As of March 31, 2021, there were no shares of Series A, B, C, D, E, F, G, H, I, J, K and L convertible preferred stock authorized, and no shares issued and outstanding.

Common Stock

As of March 31, 2021, there were 50,000,000 shares of common stock authorized and 6,177,203 shares issued and outstanding.

On February 19, 2021, the Board of Directors of the Company unanimously adopted an amendment to the Company’s Articles of Incorporation to effect a reverse stock split at a ratio of (i) no less than 1-for-2 shares of Common Stock, and (ii) no more than 1-for-5 shares of Common Stock, the exact ratio to be determined in the sole discretion of the Board of Directors, at any time before August 31, 2021. The Board of Directors has obtained (by written consent) the approval of the Company’s stockholders who, in the aggregate, own 2,686,337 shares of Common Stock, or 63.5% of the outstanding shares of Common Stock of the Company prior to the Reverse Split Action.

On January 12, 2021, the Company issued an aggregate of 150,000 common stock upon the conversion of $30,000 of its convertible debt, at the conversion rate of $0.20 per share.

On February 23, 2021, the Company issued an aggregate of 401,446 common stock upon the conversion of $80,289 of its convertible debt, at the conversion rate of $0.20 per share.

On February 23, 2021, the Company issued an aggregate of 600,000 common stock upon the conversion of $150,000 of its convertible debt, at the conversion rate of $0.25 per share.

On February 23, 2021, the Company issued an aggregate of 5,000 common stock for services in the amount of $14,200.

On March 1, 2021, the Company issued an aggregate of 747,658 common stock upon the conversion of $149,532 of its convertible debt, at the conversion rate of $0.20 per share.

On March 1, 2021, the Company issued an aggregate of 193,082 common stock upon the conversion of $48,270 of its convertible debt, at the conversion rate of $0.25 per share.

A summary of the status of the Company’s outstanding stock options and changes during the three months ended March 31, 2021 is as follows:

Stock Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2021	3,000,044	$0.47	9.91
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2021	3,000,044	$0.47	9.66
Options exercisable at March 31, 2021	3,000,044	$0.47	9.66

A summary of the status of the Company’s outstanding warrants and changes during the three months ended March 31, 2021 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2021	4,000	$60.00	0.37
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding and exercisable at March 31, 2021	4,000	$60.00	0.37

As of March 31, 2021, and December 31, 2020, there were 4,000 warrants outstanding, respectively.

NOTE 13 - STOCKHOLDERS’ EQUITY

Capital Structure

On March 28, 2014, in connection with the Reincorporation (see Note 1), all share and per share values for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the Reincorporation.

On March 5, 2016, the Company shareholders voted in favor of an amendment to its Articles of Incorporation to increase the total number of shares of authorized capital stock to 800,000,000 shares consisting of (i) 750,000,000 shares of common stock and (ii) 50,000,000 shares of preferred stock from 220,000,000 shares consisting of (i) 200,000,000 shares of common stock and (ii) 20,000,000 shares of preferred stock.

Effective March 8, 2018, we conducted a reverse split of our common stock at a ratio of 1 for 150. All share and per share information in the accompanying consolidated financial statements and footnotes has been retroactively restated to reflect the reverse split.

On July 24, 2019, the Company filed a Certificate of Change (the “Certificate of Change”) with the Nevada Secretary of State. The Certificate of Change provides for (i) a 1-for-15 reverse split (the “Reverse Split”) of the Company’s common stock, $0.0001 par value per share, and the Company’s preferred stock, $0.0001 par value per share, (ii) a reduction in the number of authorized shares of common stock in direct proportion to the Reverse Split (i.e. from 750,000,000 shares to 50,000,000 shares), and (iii) a reduction in the number of authorized shares of preferred stock in direct proportion to the Reverse Split (i.e. from 50,000,000 shares to 3,333,333 shares). No fractional shares will be issued in connection with the Reverse Split. Stockholders who otherwise would be entitled to receive fractional shares of common stock or preferred stock, as the case may be, will have the number of post-Reverse Split shares to which they are entitled rounded up to the nearest whole number of shares. No stockholders will receive cash in lieu of fractional shares. The Reverse Split was approved by FINRA on August 19, 2019.

The authorized capital of the Company consists of 50,000,000 shares of common stock, par value $0.0001 per share and 3,333,333 shares of preferred stock, par value $0.0001 per share. As of December 31, 2020, and 2019, there were 4,080,017 and 121,216 shares of common stock and 0 shares of preferred stock issued and outstanding, respectively.

Preferred Stock

On December 5, 2017, pursuant to the approval of our board of directors and a majority of the shareholders in each class, we amended the Certificates of Designation for our Series C, D, E, H, I, J, and K Preferred Stock. The amendments changed the conversion rights of these classes of preferred stock such that the Maximum Conversion as defined in each such Certificate of Designation was increased from 4.99% to 9.99% of our outstanding shares of common stock.

On May 20, 2019, following the approval on May 14, 2019 of the Board of Directors, the Company and a majority of the shareholders of the Series E preferred stock, the Company filed an Amended and Restated Certificate of Designations for the Company’s Series E preferred stock. The amendments had the effect of changing the conversion rights such that the 9.99% blocker was eliminated

On July 12, 2019, pursuant to the approval of our board of directors and a majority of the shareholders in each class, we amended the Certificates of Designation for our Series E, I and L Preferred Stock. The amendments had the effect of authorizing the Company’s Board to require the conversion of the Series E, I and L preferred stock into common stock of the Company at the then-applicable conversion ratio, without the approval of any holders of Series E, I and L preferred stock.

Also on July 12, 2019, the Company filed Certificates of Withdrawal of Certificate of Designations for the Company’s Series A, B, C, D, F, G, H and J preferred stock, pursuant to which the Series A, B, C, D, F, G, H and J preferred stock was cancelled.

On July 15, 2019, the Company filed a Certificate of Withdrawal of Certificate of Designations (the “Series K Certificate”) for the Company’s Series K preferred stock, pursuant to which the Series K preferred stock was cancelled.

On July 18, 2019, the Company filed Certificates of Withdrawal of Designations for the Company’s Series E, I and L preferred stock, pursuant to which the Series E, I and L preferred stock was cancelled.

As of December 31, 2020 and 2019, there were no shares of Series A, B, C, D, E, F, G, H, I, J, K and L convertible preferred stock authorized, and no preferred shares issued and outstanding.

Common Stock

For the year ended December 31, 2020

The Company issued a total of 3,958,801 shares of common stock during the year ended December 31, 2020, as described below:

On January 30, 2020, the Company issued an aggregate of 18,147 common stock upon the conversion of $1,815 of its convertible debt, at the conversion rate of $0.10 per share.

On January 31, 2020, the Company issued an aggregate of 18,147 common stock upon the conversion of $1,815 of its convertible debt, at the conversion rate of $0.10 per share.

On February 10, 2020, the Company issued an aggregate of 25,421 common stock upon the conversion of $2,542 of its convertible debt, at the conversion rate of $0.10 per share.

On February 11, 2020, the Company issued an aggregate of 23,580 common stock upon the conversion of $2,358 of its convertible debt, at the conversion rate of $0.10 per share.

On February 18, 2020, the Company issued an aggregate of 13,192 common stock upon the conversion of $1,319 of its convertible debt, at the conversion rate of $0.10 per share.

On February 19, 2020, the Company issued an aggregate of 4,468 common stock upon the conversion of $446 of its convertible debt, at the conversion rate of $0.10 per share.

On March 9, 2020, the Company issued an aggregate of 10,305 common stock upon the conversion of $1,031 of its convertible debt, at the conversion rate of $0.10 per share.

On April 17, 2020, the Company issued an aggregate of 7,046 common stock upon the conversion of $705 of its convertible debt, at the conversion rate of $0.10 per share.

On April 22, 2020, the Company issued an aggregate of 370 common stock upon the conversion of $37 of its convertible debt, at the conversion rate of $0.10 per share.

On June 22, 2020, the Company issued an aggregate of 13,437 common stock upon the conversion of $2,687 of its convertible debt, at the conversion rate of $0.20 per share.

On July 8, 2020, the Company issued an aggregate of 1,095 common stock upon the conversion of $219 of its convertible debt, at the conversion rate of $0.20 per share.

On July 16, 2020, the Company’s Board of Directors approved and the Company entered into a 12-month consulting agreement (“Consulting Agreement”) with an unrelated third-party for capital raising advisory services and business growth and development services, with the term renewable upon mutual consent of the parties. Upon signing of the Consulting Agreement, the Company agreed to issue 20,000 restricted shares of its common stock to the consultant (the “Consulting Shares”), 5,000 additional restricted shares of common stock to be issued quarterly until the consultant may receive cash compensation for its services, which will be determined, upon completion of certain milestones, by the Company’s CEO. On July 22, 2020, the Company issued 20,000 common stock valued at $50,200 and on November 13, 2020, the Company issued 5,000 common stock valued at $11,250.

On July 23, 2020, the Company issued an aggregate of 2,342 common stock upon the conversion of $468 of its convertible debt, at the conversion rate of $0.20 per share.

On August 25, 2020, David Phipps exercised 400,000 options via a cashless exercise. Additionally, on August 25, 2020, Hector Delgado and two employees exercised 110,000 options through a cashless exercise. The Company withheld newly acquired shares pursuant to the exercise of the Option. The amount of common stock issued is calculated by using [Number of Options Exercising] minus [Exercise Price] * [Number of Options Exercising] divided by [Prior Close OSAT Market Price]. As a result of the exercise 429,800 shares of common stock were issued.

On August 25, 2020, the Company issued 5,000 common stock for consulting services valued at $12,550.

On August 26, 2020, the Company issued an aggregate of 586,000 common stock upon the conversion of $117,200 of its convertible debt, at the conversion rate of $0.20 per share.

On September 1, 2020, the Company issued an aggregate of 191,094 common stock upon the conversion of $38,219 of its convertible debt, at the conversion rate of $0.20 per share.

On September 2, 2020, the Company issued an aggregate of 21,753 common stock upon the conversion of $4,351 of its convertible debt, at the conversion rate of $0.20 per share.

On September 8, 2020, the Company issued an aggregate of 167,998 common stock upon the conversion of $33,600 of its convertible debt, at the conversion rate of $0.20 per share.

On September 10, 2020, the Company issued an aggregate of 572,285 common stock upon the conversion of $114,457 of its convertible debt, at the conversion rate of $0.20 per share.

On September 11, 2020, the Company issued an aggregate of 75,000 common stock upon the conversion of $15,000 of its convertible debt, at the conversion rate of $0.20 per share.

On September 14, 2020, the Company issued an aggregate of 331,472 common stock upon the conversion of $66,294 of its convertible debt, at the conversion rate of $0.20 per share.

On September 15, 2020, the Company issued an aggregate of 67,647 common stock upon the conversion of $13,529 of its convertible debt, at the conversion rate of $0.20 per share.

On September 16, 2020, the Company issued an aggregate of 151,373 common stock upon the conversion of $30,275 of its convertible debt, at the conversion rate of $0.20 per share.

On September 17, 2020, the Company issued an aggregate of 165,985 common stock upon the conversion of $33,197 of its convertible debt, at the conversion rate of $0.20 per share.

On September 21, 2020, the Company issued an aggregate of 28,901 common stock upon the conversion of $5,780 of its convertible debt, at the conversion rate of $0.20 per share.

On September 22, 2020, the Company issued an aggregate of 275,026 common stock upon the conversion of $55,005 of its convertible debt, at the conversion rate of $0.20 per share.

On September 30, 2020, the Company issued an aggregate of 216,199 common stock upon the conversion of $43,240 of its convertible debt, at the conversion rate of $0.20 per share.

On November 3, 2020, the Company issued an aggregate of 30,305 common stock upon the conversion of $6,061 of its convertible debt, at the conversion rate of $0.20 per share.

On November 5, 2020, the Company issued an aggregate of 129,241 common stock upon the conversion of $25,848 of its convertible debt, at the conversion rate of $0.20 per share.

On November 6, 2020, the Company issued an aggregate of 56,700 common stock upon the conversion of $11,340 of its convertible debt, at the conversion rate of $0.20 per share.

On November 11, 2020, the Company issued an aggregate of 100,000 common stock upon the conversion of $20,000 of its convertible debt, at the conversion rate of $0.20 per share.

On November 13, 2020, the Company issued an aggregate of 194,472 common stock upon the conversion of $38,894 of its convertible debt, at the conversion rate of $0.20 per share.

For the year ended December 31, 2019

The Company issued a total of 58,781 shares of common stock during the year ended December 31, 2019, as described below:

On January 18, 2019, we issued a total of 21,619 common shares via a cashless exercise of employee stock options. David Phipps exercised 40,000 options and two employees exercised 18,333 options, both through a cashless exercise. The Company withheld newly acquired shares pursuant to the exercise of the Option. The amount of common stock issued is calculated by using [Number of Options Exercising] minus [Exercise Price] * [Number of Options Exercising] divided by [Prior Close OSAT Market Price].

On April 9, 2019, we issued an aggregate of 7,798 shares of common stock upon the conversion of 4,052 shares of Series C Preferred Stock, 43,667 shares of Series D Preferred Stock and 2,569 shares of Series K Preferred Stock.

On April 22, 2019, we issued an aggregate of 2,780 shares of common stock upon the conversion of 17 shares of Series J Preferred Stock and 3,868 shares of Series K Preferred Stock.

On May 21, 2019, we issued an aggregate of 22,846 shares of common stock upon the conversion of 342,691 shares of Series E Preferred Stock.

On May 20, 2019, we issued an aggregate of 209 shares of common stock upon the conversion of 1,563 shares of Series D Preferred Stock.

On July 15, 2019, we issued an aggregate of 2,955 shares of common stock upon the conversion of 2,256 shares of Series E Preferred Stock. 33 shares of Series I Preferred Stock and 667 shares of Series L Preferred Stock.

On August 27, 2019, we issued 557 shares of common stock in connection with the rounding up of fractional shares of common stock, in relation to the 1:15 reverse stock split.

Stock Options

2018 Incentive Plan

The purpose of the 2018 Incentive Plan (the “Plan”) is to provide a means for the Company to continue to attract, motivate and retain management, key employees, consultants and other independent contractors, and to provide these individuals with greater incentive for their service to the Company by linking their interests in the Company’s success with those of the Company and its shareholders.

On January 18, 2019, David Phipps exercised 21,667 options via a cashless exercise. Additionally, on January 18, 2019, two employees exercised 18,333 options through a cashless exercise. The Company withheld newly acquired shares pursuant to the exercise of the Option. The amount of common stock issued is calculated by using [Number of Options Exercising] minus [Exercise Price] * [Number of Options Exercising] divided by [Prior Close OSAT Market Price]. As a result of the exercise 21,619 shares of common stock were issued.

	Options Exercised	Exercise Price	Market Price	Shares withheld as Payment	Common Stock Issued
David Phipps	21,667	$2.55	$5.25	10,524	11,143
Other	18,333	$2.25	$5.25	7,857	10,476
	40,000			18,381	21,619

2020 Equity Incentive Plan

On August 21, 2020, the Company’s Board of Directors approved and adopted the Company’s 2020 Equity Incentive Plan (the “2020 Plan”). The purpose of the 2020 Plan is to provide a means for the Company to continue to attract, motivate and retain management, key employees, directors and consultants. The 2020 Plan provides that up to a maximum of 2,250,000 shares of the Company’s common stock, subject to adjustment, are available for issuance.

Following the adoption of the 2020 Plan, the Board approved issuances of certain stock options to its executives, directors and employees under the 2020 Plan. David Phipps, CEO was granted 400,000 options, Theresa Carlise, former CFO was granted 71,000 options, Hector Delgado, Director was granted 21,000 options and seven key employees were granted 160,000 options. These 652,000 options have an exercise price of $0.20 per share, were fully vest upon issuance and expire on August 20, 2030.

On August 25, 2020, David Phipps exercised 400,000 options via a cashless exercise. Additionally, on August 25, 2020, Hector Delgado and two employees exercised a total of 131,000 options through a cashless exercise. The Company withheld newly acquired shares pursuant to the exercise of the Option. The amount of common stock issued is calculated by using [Number of Options Exercising] minus [Exercise Price] * [Number of Options Exercising] divided by [Prior Close OSAT Market Price]. As a result of the exercise 429,800 shares of common stock were issued.

	Options Exercised	Exercise Price	Market Price	Shares withheld as Payment	Common Stock Issued
David Phipps	400,000	$0.20	$0.25	80,000	320,000
Other	131,000	$0.20	$0.25	21,200	109,800
	531,000			101,200	429,800

On December 31, 2020, the Company’s Board of Directors approved and adopted an amendment to the 2020 Incentive Plan which increased the maximum from 2,250,000 to 4,000,000 shares of the Company’s common stock and approved issuances of certain stock options to its executives, directors, employees and consultants under the Plan. David Phipps, CEO was granted 1,500,000 options, Thomas Seifert, CFO was granted 250,000 options, Hector Delgado, Director was granted 50,000 options, and six key employees and consultants were granted a total of 850,000 options, These 2,650,000 options have an exercise price of $0.25 per share, were fully vested upon issuance and expire on December 30, 2030.

The Company uses the Black-Scholes Model to calculate the fair value of its options. The valuation result generated by this pricing model is necessarily driven by the value of the underlying common stock incorporated into the model. Management determined the expected volatility was 462.15%, a risk-free rate of interest between 0.68-0.93%, and contractual lives of the options of ten years. In connection with the stock option grant, for the year ended December 31, 2020, the Company recorded a charge for the fair value of options granted of $830,900.

For the years ended December 31, 2020 and 2019, the Company recorded total stock-based compensation of $830,900 and $0, respectively.

Stock options outstanding at December 31, 2020 and 2019, as disclosed in the below table, have approximately $7,800,116 and $115,180 of intrinsic value, respectively.

A summary of the status of the Company’s outstanding stock options and changes during the years ended December 31, 2020 and 2019, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2019	79,044	$9.90	5.56
Granted	-	$-	-
Exercised	(40,000)	$2.41	4.96
Forfeited	-	$-	-
Cancelled	-	$-	-
Balance outstanding at December 31, 2019	39,044	$17.49	5.16
Options exercisable at December 31, 2019	39,044	$17.49	5.16
Weighted average fair value of options granted during the period		$-	-

Balance at January 1, 2020	39,044	$17.49	5.16
Granted	3,492,000	$0.24	9.92
Exercised	(531,000)	$0.20	9.64
Forfeited	-	$-	-
Cancelled	-	$-	-
Balance outstanding at December 31, 2020	3,000,044	$0.47	9.91
Options exercisable at December 31, 2020	3,000,044	$0.47	9.91
Weighted average fair value of options granted during the period		$0.24	9.92

A summary of the status of the Company’s outstanding stock warrants and changes during the years ended December 31, 2020 and 2019, is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2019	4,000	$60.00	2.37
Granted	-	-	-
Exercised	-	-	-
Forfeited
Cancelled	-	-	-
Balance at December 31, 2019	4,000	$60.00	1.37

Balance at January 1, 2020	4,000	$60.00	1.37
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2020	4,000	$60.00	0.37

As of December 31, 2020 and 2019, there were 4,000 stock warrants outstanding.